Other Operating Expenses - Summary of Other Operating Expenses (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss on disposals of property, plant and equipment	¥ 5,278	¥ 19,008	¥ 10,448
Impairment losses	1,291,844	22,449	29,714
Changes in assets retirement obligations		10,088	6,210
Cost of onerous lease contracts	766,801
Others	50,654	28,529	18,978
Total	¥ 2,114,577	¥ 80,074	¥ 65,350